LEASES - Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 1,818
2023	2,473
2024	2,239
2025	2,109
2026	2,172
Thereafter	4,937
Total lease payments	15,748
Less: imputed interest	(2,325)
Operating lease liability	$ 13,423	$ 390